Schedule of Investments (unaudited)
February 28, 2026
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.6%
Boeing Co. (The)(a)	9,966	$ 2,267,564
General Dynamics Corp.	10,631	3,795,798
General Electric Co.	953	326,174
HEICO Corp., Class A	10,924	2,622,962
Howmet Aerospace, Inc.	314	82,434
Lockheed Martin Corp.	6,675	4,392,684
Northrop Grumman Corp.	5,320	3,853,702
RTX Corp.	47,329	9,589,802
		26,931,120
Air Freight & Logistics — 0.0%
Expeditors International of Washington, Inc.	1,346	195,210
Automobile Components — 0.3%
BorgWarner, Inc.	45,514	2,620,241
Automobiles — 0.2%
Ford Motor Co.	16,018	225,694
General Motors Co.	19,872	1,564,125
		1,789,819
Banks — 7.3%
Bank of America Corp.	260,978	13,004,534
Citigroup, Inc.	63,344	6,979,875
Credicorp Ltd.	4,303	1,490,473
Huntington Bancshares, Inc.	208,438	3,501,758
JPMorgan Chase & Co.	66,000	19,819,800
KeyCorp	110,967	2,301,456
PNC Financial Services Group, Inc. (The)	1,769	375,647
Popular, Inc.	8,213	1,111,712
SouthState Bank Corp.	1,729	170,600
U.S. Bancorp	15,210	831,379
Wells Fargo & Co.	68,066	5,543,976
		55,131,210
Beverages — 1.1%
Coca-Cola Co. (The)	44,504	3,629,746
Constellation Brands, Inc., Class A	5,453	860,811
Keurig Dr. Pepper, Inc.	11,768	356,335
Molson Coors Beverage Co., Class B	49,120	2,406,389
Monster Beverage Corp.(a)	11,503	981,206
		8,234,487
Biotechnology — 2.6%
AbbVie, Inc.	5,981	1,388,070
Amgen, Inc.	5,257	2,040,557
Biogen, Inc.(a)	12,990	2,491,742
BioMarin Pharmaceutical, Inc.(a)	4,933	304,514
Caris Life Sciences, Inc.(a)	16,958	341,534
Exelixis, Inc.(a)	16,127	710,555
Gilead Sciences, Inc.	13,455	2,004,122
Ionis Pharmaceuticals, Inc.(a)	1,936	157,106
Madrigal Pharmaceuticals, Inc.(a)	193	83,376
Moderna, Inc.(a)	16,849	902,601
Natera, Inc.(a)	5,391	1,121,543
Neurocrine Biosciences, Inc.(a)	6,171	816,115
PTC Therapeutics, Inc.(a)	1,825	124,447
Regeneron Pharmaceuticals, Inc.	4,098	3,203,284
Revolution Medicines, Inc.(a)	4,039	412,059
Roivant Sciences Ltd.(a)	3,371	97,557
TG Therapeutics, Inc.(a)	13,219	397,760
Ultragenyx Pharmaceutical, Inc.(a)	14,389	336,559
United Therapeutics Corp.(a)	3,981	2,006,026
Security	Shares	Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.(a)	882	$ 438,204
Viking Therapeutics, Inc.(a)(b)	11,052	374,000
		19,751,731
Broadline Retail — 2.5%
Amazon.com, Inc.(a)	86,378	18,139,380
Coupang, Inc., Class A(a)	9,352	178,436
eBay, Inc.	855	77,685
Etsy, Inc.(a)	3,127	171,610
MercadoLibre, Inc.(a)	311	546,608
		19,113,719
Building Products — 0.4%
Armstrong World Industries, Inc.	1,108	192,238
Builders FirstSource, Inc.(a)	1,364	142,251
Owens Corning	13,511	1,649,288
Trane Technologies PLC	2,922	1,350,899
		3,334,676
Capital Markets — 4.8%
Ameriprise Financial, Inc.	209	98,255
Cboe Global Markets, Inc.	2,205	660,883
Charles Schwab Corp. (The)	76,212	7,255,382
CME Group, Inc., Class A	13,881	4,434,979
FactSet Research Systems, Inc.	959	207,921
Goldman Sachs Group, Inc. (The)	7,172	6,164,836
Interactive Brokers Group, Inc., Class A	14,113	1,004,704
Intercontinental Exchange, Inc.	28,145	4,619,439
Jefferies Financial Group, Inc.	8,438	374,647
Morgan Stanley	55,388	9,222,656
S&P Global, Inc.	1,268	560,304
StepStone Group, Inc., Class A	1,647	71,052
Virtu Financial, Inc., Class A	8,978	371,779
XP, Inc., Class A	37,686	811,380
		35,858,217
Chemicals — 1.6%
Albemarle Corp.	5,084	908,358
Celanese Corp., Class A	10,815	540,101
Corteva, Inc.	67,170	5,381,661
Dow, Inc.	45,315	1,392,530
FMC Corp.	71,950	1,060,543
Huntsman Corp.	14,320	181,148
LyondellBasell Industries NV, Class A	29,829	1,715,764
PPG Industries, Inc.	3,094	381,397
Solstice Advanced Materials, Inc.	3,284	257,827
		11,819,329
Commercial Services & Supplies — 1.2%
Cintas Corp.	13,397	2,694,539
Copart, Inc.(a)	51,365	1,956,493
Republic Services, Inc.	5,943	1,360,947
Veralto Corp.	23,098	2,250,438
Waste Connections, Inc.	3,788	652,028
		8,914,445
Communications Equipment — 1.6%
Arista Networks, Inc.(a)	3,753	501,026
Ciena Corp.(a)	3,303	1,151,756
Cisco Systems, Inc.	39,817	3,163,859
Lumentum Holdings, Inc.(a)	2,087	1,462,799
Motorola Solutions, Inc.	11,328	5,463,041
		11,742,481

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering — 0.7%
Comfort Systems U.S.A., Inc.	1,170	$ 1,672,363
MasTec, Inc.(a)	11,852	3,532,133
		5,204,496
Construction Materials — 0.3%
CRH PLC	5,867	703,923
Eagle Materials, Inc.	642	143,679
Vulcan Materials Co.	3,778	1,171,180
		2,018,782
Consumer Finance — 1.1%
Ally Financial, Inc.	34,738	1,370,067
American Express Co.	12,325	3,807,192
Capital One Financial Corp.	14,505	2,837,758
		8,015,017
Consumer Staples Distribution & Retail — 3.1%
Costco Wholesale Corp.	6,517	6,587,318
Dollar General Corp.	7,308	1,141,802
Sprouts Farmers Market, Inc.(a)	3,853	284,621
Sysco Corp.	3,534	322,160
Target Corp.	3,518	400,313
Walmart, Inc.	116,737	14,936,499
		23,672,713
Containers & Packaging — 0.3%
Crown Holdings, Inc.	6,083	697,112
Smurfit Westrock PLC	37,098	1,743,977
		2,441,089
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.(a)	1,522	113,419
Diversified REITs — 0.0%
Essential Properties Realty Trust, Inc.	2,388	81,049
Diversified Telecommunication Services — 1.8%
AT&T Inc.	238,743	6,687,191
Comcast Corp., Class A	129,457	4,007,989
Verizon Communications, Inc.	58,215	2,918,900
		13,614,080
Electric Utilities — 2.4%
Constellation Energy Corp.	2,967	978,754
Edison International	39,231	2,932,125
Entergy Corp.	18,129	1,941,797
Eversource Energy	16,070	1,224,695
FirstEnergy Corp.	10,725	548,691
NextEra Energy, Inc.	29,570	2,772,779
PG&E Corp.	207,561	3,943,659
Pinnacle West Capital Corp.	34,480	3,458,344
		17,800,844
Electrical Equipment — 1.4%
AMETEK, Inc.	10,437	2,496,739
Eaton Corp. PLC	12,303	4,624,944
Emerson Electric Co.	2,399	361,649
Rockwell Automation, Inc.	3,234	1,317,694
Vertiv Holdings Co., Class A	6,071	1,547,437
		10,348,463
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	14,727	2,151,026
Coherent Corp.(a)	4,196	1,086,470
Flex Ltd.(a)	21,959	1,383,856
Jabil, Inc.	1,165	308,714
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Keysight Technologies, Inc.(a)	2,798	$ 859,909
TTM Technologies, Inc.(a)	2,962	308,759
		6,098,734
Energy Equipment & Services — 0.4%
Halliburton Co.	41,112	1,480,032
SLB Ltd.	22,932	1,177,329
		2,657,361
Entertainment — 0.6%
Netflix, Inc.(a)	1,167	112,312
Roku, Inc., Class A(a)	12,060	1,186,825
Spotify Technology SA(a)	379	195,162
Take-Two Interactive Software, Inc.(a)	2,662	562,960
Walt Disney Co. (The)	17,513	1,857,078
Warner Bros Discovery, Inc., Class A(a)	11,892	334,998
		4,249,335
Financial Services — 3.6%
Berkshire Hathaway, Inc., Class B(a)	36,615	18,488,744
Block, Inc., Class A(a)	22,829	1,454,207
Chime Financial, Inc., Class A(a)	4,845	107,220
Fidelity National Information Services, Inc.	35,384	1,803,169
Fiserv, Inc.(a)	15,039	936,779
PayPal Holdings, Inc.	21,837	1,009,088
Rocket Cos., Inc., Class A	42,591	774,730
Visa, Inc., Class A	7,133	2,283,559
		26,857,496
Food Products — 0.5%
Conagra Brands, Inc.	67,966	1,308,345
General Mills, Inc.	62,751	2,838,228
		4,146,573
Ground Transportation — 0.8%
Ryder System, Inc.	1,447	320,597
Union Pacific Corp.	20,655	5,473,162
		5,793,759
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	32,892	3,826,984
Boston Scientific Corp.(a)	62,861	4,830,868
DENTSPLY SIRONA, Inc.	8,086	118,703
Hologic, Inc.(a)	10,105	761,513
Solventum Corp.(a)	11,367	843,431
Stryker Corp.	12,340	4,781,256
		15,162,755
Health Care Providers & Services — 2.7%
Cardinal Health, Inc.	20,024	4,590,101
Centene Corp.(a)	37,170	1,668,190
Cigna Group (The)	5,508	1,596,329
CVS Health Corp.	4,388	350,601
Encompass Health Corp.	5,928	639,513
HCA Healthcare, Inc.	4,477	2,371,467
McKesson Corp.	1,141	1,126,589
Quest Diagnostics, Inc.	1,865	395,212
UnitedHealth Group, Inc.	26,050	7,639,683
		20,377,685
Health Care REITs — 0.8%
Alexandria Real Estate Equities, Inc.	4,681	252,961
Ventas, Inc.	66,662	5,743,598
		5,996,559
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(a)	4,882	888,573

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	15,861	$ 310,717
Hotels, Restaurants & Leisure — 1.3%
Booking Holdings, Inc.	85	360,345
Carnival Corp.	48,263	1,522,697
Chipotle Mexican Grill, Inc.(a)	6,973	259,535
McDonald’s Corp.	13,578	4,630,913
Viking Holdings Ltd.(a)	41,543	3,241,185
		10,014,675
Household Durables — 1.4%
DR Horton, Inc.	11,426	1,832,616
Garmin Ltd.	10,771	2,723,232
Lennar Corp., Class A	1,150	131,514
Meritage Homes Corp.	40,842	3,080,304
NVR, Inc.(a)	91	684,119
Taylor Morrison Home Corp., Class A(a)	2,008	132,307
Toll Brothers, Inc.	11,897	1,870,684
		10,454,776
Household Products — 1.8%
Colgate-Palmolive Co.	5,301	525,541
Procter & Gamble Co. (The)	78,218	13,078,050
		13,603,591
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	15,725	271,728
Industrial Conglomerates — 1.4%
3M Co.	41,110	6,796,305
Honeywell International, Inc.	16,181	3,941,530
		10,737,835
Industrial REITs — 0.1%
Lineage, Inc.	15,465	626,642
Insurance — 3.7%
Allstate Corp. (The)	9,992	2,143,484
Arch Capital Group Ltd.(a)	5,679	568,752
Chubb Ltd.	6,897	2,350,912
Hanover Insurance Group, Inc. (The)	2,762	498,900
Hartford Insurance Group, Inc. (The)	7,710	1,085,799
Marsh & McLennan Cos., Inc.	21,481	4,011,362
MetLife, Inc.	60,989	4,395,477
Progressive Corp. (The)	14,191	3,032,049
Reinsurance Group of America, Inc.	1,909	411,829
Travelers Cos., Inc. (The)	30,927	9,545,309
		28,043,873
Interactive Media & Services — 4.9%
Alphabet, Inc., Class A	56,448	17,598,228
Alphabet, Inc., Class C, NVS	39,162	12,196,222
Meta Platforms, Inc., Class A	9,218	5,974,923
Pinterest, Inc., Class A(a)	38,820	664,987
Snap, Inc., Class A, NVS(a)	43,056	224,322
Trump Media & Technology Group Corp., Class A(a)(b)	12,423	133,050
		36,791,732
IT Services — 0.8%
Accenture PLC, Class A	4,827	1,007,491
Globant SA(a)	7,102	353,396
International Business Machines Corp.	18,125	4,353,806
VeriSign, Inc.	1,617	368,579
		6,083,272
Life Sciences Tools & Services — 0.3%
Danaher Corp.	6,230	1,312,287
Security	Shares	Value
Life Sciences Tools & Services (continued)
IQVIA Holdings, Inc.(a)	418	$ 74,743
Thermo Fisher Scientific, Inc.	1,076	560,714
		1,947,744
Machinery — 4.1%
Caterpillar, Inc.	11,514	8,552,945
Crane Co.	1,502	301,196
Cummins, Inc.	202	117,942
Dover Corp.	5,697	1,284,673
Illinois Tool Works, Inc.	21,546	6,261,914
Mueller Industries, Inc.	4,325	510,177
Otis Worldwide Corp.	14,394	1,332,309
PACCAR, Inc.	2,477	312,325
Parker-Hannifin Corp.	11,034	11,135,292
Westinghouse Air Brake Technologies Corp.	5,129	1,353,799
		31,162,572
Marine Transportation — 0.1%
Kirby Corp.(a)	4,300	558,140
Media — 0.4%
Charter Communications, Inc., Class A(a)	549	128,812
Fox Corp., Class A, NVS	27,269	1,536,336
Fox Corp., Class B	3,479	179,969
Trade Desk, Inc. (The), Class A(a)	25,126	598,501
Versant Media Group, Inc.(a)	20,070	668,732
		3,112,350
Metals & Mining — 1.9%
Alcoa Corp.	45,466	2,822,529
Cleveland-Cliffs, Inc.(a)	57,845	616,628
Freeport-McMoRan, Inc.	78,072	5,315,142
Newmont Corp.	35,756	4,648,280
Nucor Corp.	4,683	828,329
Reliance, Inc.	1,521	480,088
		14,710,996
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	3,487	81,038
Multi-Utilities — 0.6%
Ameren Corp.	3,513	397,953
Sempra	4,134	397,980
WEC Energy Group, Inc.	30,582	3,576,871
		4,372,804
Oil, Gas & Consumable Fuels — 5.8%
Cheniere Energy, Inc.	7,355	1,733,794
Chevron Corp.	72,998	13,633,107
Chord Energy Corp.	7,084	767,693
Devon Energy Corp.	125,313	5,454,875
EOG Resources, Inc.	37,474	4,649,774
Exxon Mobil Corp.	51,921	7,917,953
HF Sinclair Corp.	3,339	166,983
Kinder Morgan, Inc.	132,833	4,419,354
Marathon Petroleum Corp.	8,702	1,724,823
Phillips 66	5,491	847,426
Valero Energy Corp.	11,431	2,339,240
		43,655,022
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	3,788	320,995
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(a)	1,374	70,898

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Passenger Airlines (continued)
Delta Air Lines, Inc.	5,828	$ 382,900
United Airlines Holdings, Inc.(a)	4,924	523,421
		977,219
Personal Care Products — 0.1%
BellRing Brands, Inc.(a)	23,584	433,710
Kenvue, Inc.	18,055	345,211
		778,921
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	136,348	8,504,025
Johnson & Johnson	41,931	10,416,918
Merck & Co., Inc.	14,082	1,743,633
Pfizer, Inc.	248,627	6,874,537
		27,539,113
Professional Services — 0.4%
Equifax, Inc.	1,389	290,246
ExlService Holdings, Inc.(a)	2,329	72,781
Jacobs Solutions, Inc.	7,014	966,950
Leidos Holdings, Inc.	8,963	1,569,421
		2,899,398
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	2,395	353,645
Zillow Group, Inc., Class A(a)	1,126	50,445
		404,090
Residential REITs — 0.1%
Invitation Homes, Inc.	3,176	83,656
Mid-America Apartment Communities, Inc.	3,905	522,723
		606,379
Retail REITs — 0.5%
Kimco Realty Corp.	104,262	2,455,370
NNN REIT, Inc.	19,267	873,181
Simon Property Group, Inc.	772	157,372
		3,485,923
Semiconductors & Semiconductor Equipment — 6.1%
Advanced Micro Devices, Inc.(a)	16,694	3,342,306
Analog Devices, Inc.	8,695	3,093,594
Applied Materials, Inc.	16,403	6,106,837
Broadcom, Inc.	1,217	388,892
First Solar, Inc.(a)	4,098	808,126
Intel Corp.(a)	112,616	5,136,416
Lam Research Corp.	9,921	2,320,423
Marvell Technology, Inc.	22,879	1,868,985
Microchip Technology, Inc.	2,777	207,275
Micron Technology, Inc.	32,134	13,251,098
NVIDIA Corp.	10,127	1,794,403
QUALCOMM, Inc.	26,273	3,740,224
Skyworks Solutions, Inc.	9,145	544,859
Teradyne, Inc.	2,198	703,426
Texas Instruments, Inc.	12,463	2,643,527
		45,950,391
Software — 1.4%
Adobe, Inc.(a)	4,895	1,284,497
Atlassian Corp., Class A(a)	3,934	295,562
Dropbox, Inc., Class A(a)	4,199	104,933
HubSpot, Inc.(a)	2,069	547,271
Manhattan Associates, Inc.(a)	754	102,114
Microsoft Corp.	8,826	3,466,323
Salesforce, Inc.	22,247	4,333,493
Synopsys, Inc.(a)	1,258	520,812
		10,655,005
Security	Shares	Value
Specialized REITs — 1.3%
American Tower Corp.	2,994	$ 574,429
CubeSmart	74,249	3,054,604
Digital Realty Trust, Inc.	13,590	2,408,148
Equinix, Inc.	534	520,255
SBA Communications Corp.	2,116	425,654
VICI Properties, Inc.	90,921	2,746,723
		9,729,813
Specialty Retail — 1.8%
AutoZone, Inc.(a)	550	2,065,569
Best Buy Co., Inc.	15,337	950,434
Lithia Motors, Inc., Class A	3,472	970,702
Murphy U.S.A., Inc.	271	105,891
O’Reilly Automotive, Inc.(a)	9,800	920,024
TJX Cos., Inc. (The)	50,884	8,225,907
Wayfair, Inc., Class A(a)	1,033	78,849
Williams-Sonoma, Inc.	1,105	227,243
		13,544,619
Technology Hardware, Storage & Peripherals — 1.9%
Apple Inc.	16,760	4,427,657
Dell Technologies, Inc., Class C	14,925	2,210,094
Hewlett Packard Enterprise Co.	61,019	1,310,078
Pure Storage, Inc., Class A(a)	7,416	476,255
Sandisk Corp.(a)	3,718	2,362,268
Seagate Technology Holdings PLC	1,508	615,023
Western Digital Corp.	11,630	3,252,911
		14,654,286
Textiles, Apparel & Luxury Goods — 0.1%
Levi Strauss & Co., Class A	31,999	709,098
Under Armour, Inc., Class C, NVS(a)	4,342	31,392
		740,490
Tobacco — 0.9%
Altria Group, Inc.	56,077	3,871,556
Philip Morris International, Inc.	16,450	3,073,354
		6,944,910
Trading Companies & Distributors — 0.6%
Applied Industrial Technologies, Inc.	8,801	2,486,986
Ferguson Enterprises, Inc.	9,043	2,358,053
		4,845,039
Wireless Telecommunication Services — 0.6%
Millicom International Cellular SA	1,117	81,418
T-Mobile U.S., Inc.	18,894	4,101,699
		4,183,117
Total Long-Term Investments — 98.9% (Cost: $589,778,429)		745,774,682

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Advantage Large Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.84%(c)(d)(e)	334,747	$ 334,915
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.56%(c)(d)	7,082,114	7,082,114
Total Short-Term Securities — 1.0% (Cost: $7,417,029)		7,417,029
Total Investments — 99.9% (Cost: $597,195,458)		753,191,711
Other Assets Less Liabilities — 0.1%		767,085
Net Assets — 100.0%		$ 753,958,796

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 957,844	$ —	$ (622,897)(a)	$ (32)	$ —	$ 334,915	334,747	$ 9,705 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	5,901,960	1,180,154 (a)	—	—	—	7,082,114	7,082,114	187,769	—
				$ (32)	$ —	$ 7,417,029		$ 197,474	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	24	03/20/26	$ 8,267	$ 30,939

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Advantage Large Cap Value Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 745,774,682	$ —	$ —	$ 745,774,682
Short-Term Securities
Money Market Funds	7,417,029	—	—	7,417,029
	$ 753,191,711	$ —	$ —	$ 753,191,711
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 30,939	$ —	$ —	$ 30,939

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust